Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES.
Summary of Trade and Other Receivables, Net

	As of December 31,
	2020		2019
Trade and Other Receivables, Gross	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	619,626,310	445,129,898	566,919,977	313,574,385
Trade receivables, gross	531,179,316	377,160,616	500,040,783	191,966,929
Accounts receivable from finance leases, gross	8,556,146	62,602,528	13,158,795	117,873,340
Other receivables, gross	79,890,848	5,366,754	53,720,399	3,734,116

	As of December 31,
	2020		2019
Trade and Other Receivables, Net	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	554,886,639	445,016,566	511,455,330	313,574,385
Trade receivables, net	481,442,020	377,047,284	456,552,682	191,966,929
Accounts receivable from finance leases, net	4,072,738	62,602,528	11,121,878	117,873,340
Other receivables, net (1)	69,371,881	5,366,754	43,780,770	3,734,116

(1)	The detail of other accounts receivable is as follows:

	As of December 31,
	2020		2019
Other receivables, net	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Recoveries from insurance companies	20,325	—	2,011,406	—
Accounts receivable from employees	13,256,252	4,442,878	10,017,453	3,308,861
Advances to suppliers and creditors	43,102,611	909,661	19,864,669	415,787
Compensation for central claims Tarapacá and Bocamina 1	5,360,345	—	—	—
Others	7,632,348	14,215	11,887,242	9,468
Total	69,371,881	5,366,754	43,780,770	3,734,116

Disclosure of maturity analysis of finance lease payments receivable [text block]

	12-31-2020			12-31-2019
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	8,560,073	4,487,336	4,072,737	15,313,622	4,191,744	11,121,878
From one to two years	10,294,652	1,735,758	8,558,894	17,350,359	3,919,937	13,430,422
From two to three years	10,266,956	1,692,482	8,574,474	17,350,359	3,630,136	13,720,223
From three to four years	10,226,534	1,309,548	8,916,986	17,316,251	3,115,800	14,200,451
From four to five years	10,118,045	472,760	9,645,285	17,271,708	2,246,896	15,024,812
More than five years	27,488,134	581,244	26,906,890	65,391,395	3,893,963	61,497,432
Total	76,954,394	10,279,128	66,675,266	149,993,694	20,998,476	128,995,218

Summary of Balance of Past Due But Not Impaired Trade Receivables

	As of December 31,
	2020	2019
Trade accounts receivables due and unpaid, but of which no impairment losses have been recorded	ThCh$	ThCh$
Less than three months	52,948,476	43,661,270
Between three and six months	13,513,388	6,462,265
Between six and twelve months	8,311,729	5,162,189
More than twelve months	34,485,893	10,668,714
Total	109,259,486	65,954,438

Summary of movement of impairment loss of trade receivables

Current and
Non-current
Trade accounts receivables due and unpaid, with impairment losses	ThCh$
Balance as of January 1, 2019	49,479,880
Increases (decreases) for the year	10,047,000
Amounts written off	(4,067,201)
Increases (decreases) in foreign currency translation differences	4,968
Balance at December 31, 2019	55,464,647
Increases (decreases) for the year (*)	15,167,707
Amounts written off	(5,709,371)
Increases (decreases) in foreign currency translation differences	(69,980)
Balance at December 31, 2020	64,853,003